Oil and Natural Gas Properties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Noncash impairment charge, before tax	$ 146,499	$ 0	$ 146,499	$ 0	$ 0	$ 38,600	$ 0
Noncash impairment charge, after tax	$ 146,499		$ 146,499